Annual Total Returns- DWS Capital Growth VIP (Class B) [BarChart] - Class B - DWS Capital Growth VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.76%)	15.61%	34.19%	12.67%	8.33%	4.00%	25.96%	(1.87%)	36.79%	38.70%